LEASE	6 Months Ended
Mar. 31, 2025
LEASE
LEASE

NOTE 12 – LEASE

As of September 30, 2024, the VIE and VIE’s subsidiaries have one factory lease with expiration date through December 2025. For the years ended September 30, 2024, 2023 and 2021, the lease expenses were $30,275, $63,480 and $109,346, respectively. Balance sheet information related to the VIE and VIE’s subsidiaries’ operating leases as of March 31, 2025 and September 30, 2024 2023was as follows:

	As of	As of
	March 31,	September 30,
	2025	2024
Operating Lease Assets:
Operating Lease right of use asset	$179,785	$—
Total operating lease assets	179,785	—
Operating lease obligations:
Current operating lease liabilities	101,814	—
Non-current operating lease liabilities	78,759	—
Total Lease liabilities	$180,573	$—

Remaining Lease Term Operating Lease	1.75 years	—
Discount rate	3.60%	—%

Lease liability maturities as of September 30, are as follows:

Operating,
lease
2025	11,426
2026	175,067
Total minimum lease payments	$186,493
Less: Imputed interest	(5,920)
Total	$180,573